CER TNYS

NYSE Group

07051469

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

1-33422

April 23, 2007

RECD S.E.C.
APR 2 3 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 2 5 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Empresa Distribuidora y Comercializadora Norte S.A. (EDENOR), American Depositary Shares (Each representing 20 Class B common shares) and 361,001,987 Class B common shares (application for the Class B Common Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 23, 2007. Tentative listing date – April 26, 2007.

Sincerely,

Antonio Alberti

END